5. Summary of options granted (Details) (Stock Options, CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Options Outstanding, Beginning	250	750	750
Options cancelled		(500)
Options Outstanding, Ending	250	250	750
Weighted Average Exercise Price, Beginning	25.00	25.00	25.00
Weighted Average Exercise Price, Options cancelled		25.00
Weighted Average Exercise Price, Ending	25.00	25.00	25.00